Derivative Financial Instruments for Hedging Purposes (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Financial Instruments for Hedging Purposes [Abstract]
Schedule of Bank's Portfolio of Derivative Instruments	As of December 31, 2024 and 2023, the Bank has the following portfolio of financial derivative instruments for accounting hedging purposes:
	Notional amount of contract with final expiration date in
	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 year and up to 5 years		Over 5 years		Total		Fair value Assets
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Derivatives held for fair value hedges	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Cash flow hedge derivatives
Interest rate swap and cross currency swap	—	—	—	—	—	—	131,987	141,416	274,935	36,553	122,041	232,293	306,460	222,615	835,423	632,877	73,959	49,065
Total	—	—	—	—	—	—	131,987	141,416	274,935	36,553	122,041	232,293	306,460	222,615	835,423	632,877	73,959	49,065
As of December 31, 2024 and 2023, the Bank has the following debt portfolio of financial derivative instruments for accounting hedging purposes:
	Notional amount of contract with final expiration date in
	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 year and up to 5 years		Over 5 years		Total		Fair value Liabilities
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Derivatives held for fair value hedges	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Cash flow hedge derivatives
Interest rate swap and cross currency swap	—	—	—	—	—	—	134,806	—	34,060	218,840	132,265	180,325	875,618	983,782	1,176,749	1,382,947	141,040	160,602
Total	—	—	—	—	—	—	134,806	—	34,060	218,840	132,265	180,325	875,618	983,782	1,176,749	1,382,947	141,040	160,602

Schedule of Cash Flows of Borrowings From Banks and Bonds Issued Abroad	Below are the cash flows of borrowings from banks and bonds issued abroad objects of these hedges and the cash flows of the asset part of the derivative:
	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge element
Outflows:
Corporate Bond	—	—	(472)	(450)	(7,576)	(4,686)	(213,764)	(199,047)	(444,033)	(245,308)	(357,141)	(552,541)	(1,297,164)	(1,252,534)	(2,320,150)	(2,254,566)
Obligation USD	—	—	—	—	—	—	(104,466)	(1,366)	—	(88,096)	—	—	—	—	(104,466)	(89,462)

Hedge instrument
Inflows:
Cross Currency Swap	—	—	472	450	7,576	4,686	318,230	200,413	444,033	333,404	357,141	552,541	1,297,164	1,252,534	2,424,616	2,344,028
Net cash flows	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Schedule of Cash Flows of the Underlying Assets Portfolio and the Cash Flow of the Liability	Below are the cash flows of the underlying assets portfolio and the cash flow of the liability part of the derivatives:
	Demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Hedge element
Inflows:
Cash flows in CLF	—	—	1,588	1,506	2,804	1,834	306,543	182,057	377,477	328,074	304,794	467,263	1,280,412	1,314,328	2,273,618	2,295,062

Hedge instrument
Outflows:
Cross Currency Swap	—	—	(1,588)	(1,506)	(2,804)	(1,834)	(306,543)	(182,057)	(377,477)	(328,074)	(304,794)	(467,263)	(1,280,412)	(1,314,328)	(2,273,618)	(2,295,062)
Net cash flows	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—